EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE	Earnings per Common Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2022	2021	2020
Numerator
Net income	$217,612	$205,160	$155,810

Denominator
Basic earnings per common share - weighted average shares	93,528,712	95,034,690	97,363,952
Effect of dilutive securities
Employee stock awards	1,058,139	862,695	729,146
Diluted earnings per common share - adjusted weighted average shares	94,586,851	95,897,385	98,093,098

Earnings per share available to common shareholders
Basic	$2.33	$2.16	$1.60
Diluted	$2.30	$2.14	$1.59

Stock options and warrants with exercise prices greater than the average market price of the common shares are excluded from the computation of net income per diluted share, as they would be antidilutive.  Using the end of period price of the Company's common shares, there were no antidilutive options at December 31, 2022, 2021, or 2020.
As of December 31, 2022, 2021, and 2020, First Financial was authorized to issue 10,000,000 preferred shares; however, no preferred shares were issued or outstanding.